Supplemental Cash Flow Disclosures (Details 1) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Supplemental disclosures:
Interest paid	$ 480,636	$ 415,964	$ 473,849
Income tax paid	0	0
Non-cash investing and financing activities:
Common shares issued for services	1,351,808	185,129	673,435
Common shares issued for settlement of accounts payable	0	338,064
Common shares issued for loan origination fees	0	20,000
Common shares issued for conversion of debentures	102,389	261,821
Common shares issued as share issue costs	0	1,996,000
Common shares issued for asset acquisition	16,666,666	0	7,480,000
Units issued for settlement of convertible debentures			1,668,226
Common shares, share purchase options and share purchase warrants issued for asset acquisition	6,252,180	0
Warrants issued for finder's fee	$ 103,549	$ 1,001,565	174,813
Beneficial conversion feature related to convertible debentures			$ 185,753